Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

					Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)(2)(3)	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO Frenzel ($)(1)	Summary Compensation Table Total for CEO Fowke ($)(1)	Compensation Actually Paid to CEO Frenzel ($)(1)(2)	Compensation Actually Paid to CEO Fowke ($)(1)(2)			Total Shareholder Return ($)	EEI Electrics Index Total Shareholder Return ($)(4)	Net Income (in Millions) ($)	Ongoing EPS ($)(5)
2023	21,357,168	—	18,145,698	—	3,802,917	2,708,009	109	107	1,771	3.35
2022	10,318,579	—	9,940,497	—	3,258,129	3,537,717	120	117	1,736	3.17
2021	8,350,364	12,785,442	6,391,262	(962,729)	2,543,311	1,949,601	113	116	1,597	2.96
2020	—	16,805,589	—	30,490,302	2,795,911	3,941,492	108	99	1,473	2.79
(1)Mr. Frenzel became CEO on August 18, 2021. Mr. Fowke served as our CEO from 2011 until his retirement on August 18, 2021.
(2)Amounts in this column reflect the total compensation reflected in the Summary Compensation Table for the applicable year adjusted in accordance with SEC rules to determine CAP.
The adjustments made to Summary Compensation Table totals in order to determine CAP for our PEO and our Other NEOs for 2023 are set forth below. The amounts included for non-CEO NEOs have been averaged. Dividends paid on equity awards during the year are included in the equity value column.

		Pension-Related Adjustments		Equity-Related Adjustments
						Difference Between Fair Value of Awards from
	Year	Summary Compensation Table Aggregate Change in Actuarial Present Value of Accumulated Benefits under Defined Benefit and Pension Plans ($)	Pension Service Cost ($)	Summary Compensation Table "Stock Awards" Amount ($)	Year-End Fair Value of Awards Granted During the Year that Remain Unvested ($)	12/31/22 to 12/31/23 for Awards Granted in any Prior Year that Remained Unvested at Year-End ($)	12/31/22 to Vesting Date for Prior Year Awards that Vested During the Year ($)	Adjustments to Summary Compensation Table Totals ($)
CEO Frenzel	2023	(175,217)	99,749	(18,000,011)	15,968,459	(829,422)	(275,028)	(3,211,470)
Average Non-CEO NEOs	2023	(174,417)	69,529	(1,885,043)	1,129,005	(183,784)	(50,198)	(1,094,908)
(3)The non-CEO NEOs were as follows:

2023: Brian Van Abel, Brett Carter, Timothy O'Connor, Amanda Rome and Patricia Correa
2022: Brian Van Abel, Brett Carter, Timothy O'Connor and Amanda Rome
2021: Brian Van Abel, Brett Carter, Timothy O'Connor and Amanda Rome
2020: Brian Van Abel, Robert Frenzel, Brett Carter, Timothy O'Connor, Amanda Rome and Kent Larson
(4)The EEI Investor-Owned Electrics Index ("EEI Electrics Index") (market capitalization-weighted) included 39 companies at 2023 year-end and is a broad measure of industry performance, and which is the industry index used to show our performance in our Form 10-K.
(5)The SEC's rules and related guidance state that the "Company-Selected Measure" must be a financial performance measure not otherwise presented in the table above that we use to link CAP for our NEOs for fiscal 2023 to our Company's performance. The only other financial performance measure used in our executive compensation program is ongoing EPS, which is a non-GAAP measure that we reconcile in Exhibit A which can be adjusted for certain identified financial impacts. Adjustments were made to ongoing EPS for 2023 as noted in Exhibit A. As described in the CD&A, our annual incentive awards are, in part, based on ongoing EPS. When ongoing EPS is below guidance, annual incentive awards will not be paid.

Named Executive Officers, Footnote	The non-CEO NEOs were as follows:

2023: Brian Van Abel, Brett Carter, Timothy O'Connor, Amanda Rome and Patricia Correa
2022: Brian Van Abel, Brett Carter, Timothy O'Connor and Amanda Rome
2021: Brian Van Abel, Brett Carter, Timothy O'Connor and Amanda Rome
			2020: Brian Van Abel, Robert Frenzel, Brett Carter, Timothy O'Connor, Amanda Rome and Kent Larson
Peer Group Issuers, Footnote			The EEI Investor-Owned Electrics Index ("EEI Electrics Index") (market capitalization-weighted) included 39 companies at 2023 year-end and is a broad measure of industry performance, and which is the industry index used to show our performance in our Form 10-K.
Adjustment To PEO Compensation, Footnote	Amounts in this column reflect the total compensation reflected in the Summary Compensation Table for the applicable year adjusted in accordance with SEC rules to determine CAP.
The adjustments made to Summary Compensation Table totals in order to determine CAP for our PEO and our Other NEOs for 2023 are set forth below. The amounts included for non-CEO NEOs have been averaged. Dividends paid on equity awards during the year are included in the equity value column.

		Pension-Related Adjustments		Equity-Related Adjustments
						Difference Between Fair Value of Awards from
	Year	Summary Compensation Table Aggregate Change in Actuarial Present Value of Accumulated Benefits under Defined Benefit and Pension Plans ($)	Pension Service Cost ($)	Summary Compensation Table "Stock Awards" Amount ($)	Year-End Fair Value of Awards Granted During the Year that Remain Unvested ($)	12/31/22 to 12/31/23 for Awards Granted in any Prior Year that Remained Unvested at Year-End ($)	12/31/22 to Vesting Date for Prior Year Awards that Vested During the Year ($)	Adjustments to Summary Compensation Table Totals ($)
CEO Frenzel	2023	(175,217)	99,749	(18,000,011)	15,968,459	(829,422)	(275,028)	(3,211,470)
Average Non-CEO NEOs	2023	(174,417)	69,529	(1,885,043)	1,129,005	(183,784)	(50,198)	(1,094,908)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,802,917	$ 3,258,129	$ 2,543,311	$ 2,795,911
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	2,708,009	3,537,717	1,949,601	3,941,492
Total Shareholder Return Amount		109	120	113	108
Peer Group Total Shareholder Return Amount	[3]	107	117	116	99
Net Income (Loss)		$ 1,771,000,000	$ 1,736,000,000	$ 1,597,000,000	$ 1,473,000,000
Company Selected Measure Amount	[4]	3.35	3.17	2.96	2.79
CEO Bob Frenzel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	$ 21,357,168	$ 10,318,579	$ 8,350,364	$ 0
PEO Actually Paid Compensation Amount	[2],[5]	18,145,698	9,940,497	6,391,262	0
CEO Ben Fowke [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	0	0	12,785,442	16,805,589
PEO Actually Paid Compensation Amount	[2],[5]	$ 0	$ 0	$ (962,729)	$ 30,490,302

[1]	The non-CEO NEOs were as follows:

2023: Brian Van Abel, Brett Carter, Timothy O'Connor, Amanda Rome and Patricia Correa
2022: Brian Van Abel, Brett Carter, Timothy O'Connor and Amanda Rome
2021: Brian Van Abel, Brett Carter, Timothy O'Connor and Amanda Rome
2020: Brian Van Abel, Robert Frenzel, Brett Carter, Timothy O'Connor, Amanda Rome and Kent Larson
[2]	Amounts in this column reflect the total compensation reflected in the Summary Compensation Table for the applicable year adjusted in accordance with SEC rules to determine CAP.
The adjustments made to Summary Compensation Table totals in order to determine CAP for our PEO and our Other NEOs for 2023 are set forth below. The amounts included for non-CEO NEOs have been averaged. Dividends paid on equity awards during the year are included in the equity value column.

		Pension-Related Adjustments		Equity-Related Adjustments
						Difference Between Fair Value of Awards from
	Year	Summary Compensation Table Aggregate Change in Actuarial Present Value of Accumulated Benefits under Defined Benefit and Pension Plans ($)	Pension Service Cost ($)	Summary Compensation Table "Stock Awards" Amount ($)	Year-End Fair Value of Awards Granted During the Year that Remain Unvested ($)	12/31/22 to 12/31/23 for Awards Granted in any Prior Year that Remained Unvested at Year-End ($)	12/31/22 to Vesting Date for Prior Year Awards that Vested During the Year ($)	Adjustments to Summary Compensation Table Totals ($)
CEO Frenzel	2023	(175,217)	99,749	(18,000,011)	15,968,459	(829,422)	(275,028)	(3,211,470)
Average Non-CEO NEOs	2023	(174,417)	69,529	(1,885,043)	1,129,005	(183,784)	(50,198)	(1,094,908)

[3]	The EEI Investor-Owned Electrics Index ("EEI Electrics Index") (market capitalization-weighted) included 39 companies at 2023 year-end and is a broad measure of industry performance, and which is the industry index used to show our performance in our Form 10-K.
[4]	The SEC's rules and related guidance state that the "Company-Selected Measure" must be a financial performance measure not otherwise presented in the table above that we use to link CAP for our NEOs for fiscal 2023 to our Company's performance. The only other financial performance measure used in our executive compensation program is ongoing EPS, which is a non-GAAP measure that we reconcile in Exhibit A which can be adjusted for certain identified financial impacts. Adjustments were made to ongoing EPS for 2023 as noted in Exhibit A. As described in the CD&A, our annual incentive awards are, in part, based on ongoing EPS. When ongoing EPS is below guidance, annual incentive awards will not be paid.
[5]	Mr. Frenzel became CEO on August 18, 2021. Mr. Fowke served as our CEO from 2011 until his retirement on August 18, 2021.